Other Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Transaction with Fiat

The following summarizes our transactions with Fiat (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Sales of vehicles, parts and services provided to Fiat	$2,173	$2,689	$2,162
Purchases of vehicles, parts, services and tooling from Fiat	2,444	1,504	800
Amounts recognized in Property, Plant and Equipment, Net and Other Intangible Assets, Net	327	236	116
Reimbursements to Fiat recognized (1)	93	45	25
Reimbursements from Fiat recognized (1)	33	51	78
Royalty income from Fiat	8	—	—
Royalty fees incurred for intellectual property contributed by Fiat	2	3	2
Interest income on financial resources provided to Fiat	2	2	—
Interest expense on financial resources provided by Fiat	8	—	—

(1)	Includes reimbursements recognized for costs related to shared engineering and development activities performed under the product and platform sharing arrangements that are part of our industrial alliance.

Amounts Due from and to Related Parties

Amounts due from and to related parties as of December 31 were as follows (in millions of dollars):

	2013
	VEBA Trust	Fiat	Other	Total
Amounts due from related parties (included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets)	$—	$725	$13	$738

Amounts due to related parties (included in Accrued Expenses and Other Liabilities)	$215	$714	$4	$933
Financial liabilities to related parties (included in Financial Liabilities)	4,192 (1)	127	—	4,319

Total due to related parties	$4,407	$841	$4	$5,252

	2012
	VEBA Trust	Fiat	Other	Total
Amounts due from related parties (included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets)	$—	$500	$15	$515

Amounts due to related parties (included in Accrued Expenses and Other Liabilities)	$222	$558	$4	$784
Financial liabilities to related parties (included in Financial Liabilities)	4,288 (1)	—	5	4,293

Total due to related parties	$4,510	$558	$9	$5,077

(1)	Amounts are net of discounts of $523 million and $586 million as of December 31, 2013 and 2012, respectively. Refer to Note 12, Financial Liabilities, for additional information.